Government Grants - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government Grants [Abstract]
Government Grants	$ 47,545.9	$ 7,051.4	$ 827.9